INVESTMENT OBJECTIVE

The Fund seeks to earn the highest level of interest income, exempt from federal income taxes, as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Fund. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases (as a % of	None
offering price)
Maximum deferred sales charge (load) (as a % of	None
amount purchased or redeemed, whichever is lower)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
Management fees	0.51%
Distribution and service (12b-1) fees	None
Other expenses	0.22%
Total annual fund operating expenses	0.73%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year; and
• the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$75	$233	$406	$906

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal income tax.

The Fund invests in fixed and floating rate municipal bonds and notes, variable rate demand notes, tax-exempt commercial paper, and other high-quality, short-term municipal obligations. The Advisor looks for securities with strong credit quality that are attractively priced. All investments generally must comply with applicable money market fund requirements, including Rule 2a-7 of the Investment Company Act of 1940.

Many of the instruments held by the fund are supported by a credit facility (to improve the credit quality) or liquidity facility (to shorten the maturity) provided by banks; thus, the Fund has an exposure to the banking industry.

The Fund may purchase securities that have not been rated by a nationally recognized statistical ratings organization (“NRSRO”), so long as the Advisor determines they are of comparable credit quality to rated securities permissible for the Fund.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Income Risk. The income level of the Fund will fluctuate with changing market conditions and interest rate levels. The income the Fund receives may fall as a result of a decline in interest rates.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. The Fund seeks to minimize credit risk by investing primarily in securities that are considered to be of high quality. The Fund

SUMMARY PROSPECTUS APRIL 30, 2013 1

also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Management Risk. Individual investments of the Fund may not perform as expected, and the portfolio management practices may not achieve the desired result.

Municipal Bond Risk. In addition to interest rate risk and credit risk, different types of municipal bonds may be affected differently, based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, and court rulings.

Variable Rate Demand Note (“VRDN”) Risk. Investments in VRDNs involve credit risk with respect to the obligor/guarantor providing the Fund with the credit and liquidity support for the tender option. While the Fund invests only in VRDNs of high-quality issuers, or which are supported by high-quality financial institutions, it is still possible that an obligor/guarantor could default on its obligations.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

The credit risk of an unrated security will vary depending on its equivalent credit quality and whether it is supported by a credit enhancement.

Redemption Risk. The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund’s ability to maintain a $1.00 share price. In addition, the Fund may suspend redemptions when permitted by applicable regulations.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class O shares has varied from year to year. The table compares the Fund’s performance over time with that of a peer average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

	Quarter	Total
	Ended	Return

Best Quarter (of periods shown)	6/30/07	0.78%
Worst Quarter (of periods shown)	3/31/11	0.00%

Average Annual Total Returns
(as of 12/31/12)	1 Year	5 Years	10 Years

CLASS O:	0.01%	0.38%	1.06%

Lipper Tax-Exempt Money Market	0.01%	0.40%	1.10%
Funds Average

For current yield information, call 800-368-2745, or visit Calvert’s website at www.calvert.com.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc.  (“Calvert” or the “Advisor”)

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value (“NAV”) determined after receipt of your request in good order. The Fund is valued according to the “amortized cost” method, which is intended to stabilize the NAV at $1 per share.

Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for certain investors.

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To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas
City, MO 64121-9544

Subsequent Investments (include	Calvert, P.O. Box 219739, Kansas
investment slip):	City, MO 64121-9739

By Registered, Certified or Overnight	Calvert, c/o BFDS, 330 West 9th
Mail:	Street, Kansas City, MO 64105-1514

To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544, Kansas
City, MO 64121-9544

TAX INFORMATION

Dividends derived from interest on municipal obligations constitute exempt interest dividends, on which you are not subject to federal income tax. However, dividends which are from taxable interest and any distributions of short term capital gain are taxable to you as ordinary income. If the Fund makes any distributions of long-term capital gains, then these are taxable to you as long-term capital gains, regardless of how long you held your shares of the Fund. Dividends attributable to interest on certain private activity bonds must be included in federal alternative minimum tax for individuals and for corporations. The Fund may derive up to 20% of its income from taxable investments, for liquidity purposes or pending investment. Interest earned from taxable investments will be taxable as ordinary income. See “Dividends, Capital Gains and Taxes” in the Fund’s Prospectus for additional information.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Company Act file:

No. 811-03101 (Calvert Tax-Free Reserves)

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